RELATED PARTY TRANSACTIONS - Schedule of Related Party Transactions (Parenthetical) (Detail) - Melco and its Subsidiaries [Member] - Rooms Food and Beverage and Entertainment Revenues [Member] - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Aggregated revenue	$ 25,538	$ 49,339	$ 30,493
Studio City Casinos Gaming Patrons [Member]
Related Party Transaction [Line Items]
Aggregated revenue	22,884	44,117	27,090
Non Studio City Casinos Gaming Patrons [Member]
Related Party Transaction [Line Items]
Aggregated revenue	$ 2,654	$ 5,222	$ 3,403